Accrued Liabilities and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)		Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Accrued Expenses and Other Payables [Line Items]
Accrued payroll		$ 64,844	$ 50,100
Accrued expenses	[1]	10,446	8,070		200,586
Other payable		2,123	1,639		1,162
Total accrued liabilities and other payables		$ 77,413	$ 59,809	$ 201,748	$ 201,748

[1]	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.